UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)
		Number
		of Shares	Value
	COMMON STOCKS - 99.05%
	Consumer Discretionary - 30.51%
	The Black & Decker Corp.	213,900	$19,317,309
	Blount International, Inc.(a)	1,084,300	19,061,994
	Bluegreen Corp.(a)	952,600	16,918,176
	Building Material Holding Corp.	493,300	40,993,230
	Champion Enterprises, Inc.(a)	1,598,100	19,273,086
	Electronics Boutique Holdings Corp.(a)	439,900	28,443,934
	Genesco, Inc.(a)	606,600	22,607,982
	Meritage Homes Corp.(a)	335,200	31,156,840
	NVR, Inc.(a)	24,600	23,074,800
	Quiksilver, Inc.(a)	1,268,200	21,293,078
	Sears Holding Corp.(a)	190,900	29,442,507
	Toll Brothers, Inc.(a)	550,600	30,514,252
	WESCO International, Inc.(a)	637,300	21,706,438
			323,803,626

	Consumer Staples - 1.91%
	Bunge Ltd.(b)	331,300	20,338,507

	Energy - 5.94%
	Tesoro Petroleum Corp.	592,900	28,589,638
	Valero Energy Corp.	416,100	34,444,758
			63,034,396

	Financials - 2.34%
	Jones Lang LaSalle, Inc.(a)	504,900	24,866,325

	Health Care - 10.40%
	Aetna, Inc.	302,800	23,436,720
	Alliance Imaging, Inc.(a)	1,679,100	17,227,566
	AMERIGROUP Corp.(a)	499,300	17,300,745
	Centene Corp.(a)	666,300	19,522,590
	Molina Healthcare, Inc.(a)	407,300	9,750,762
	Sierra Health Services(a)	342,800	23,118,432
			110,356,815

	Industrials - 18.04%
	The Brink's Co.	478,000	$17,284,480
	Greenbrier Cos., Inc.	558,000	16,126,200
	Hexcel Corp.(a)	1,302,700	22,510,656
	JB Hunt Transport Services, Inc.	842,300	16,534,349
	Landstar System, Inc.	513,000	17,093,160
	McDermott International, Inc.(a)(b)	1,028,800	24,372,272
	Old Dominion Freight Line(a)	542,800	17,977,536
	Toro Co.	464,400	18,687,456
	USG Corp.(a)	469,100	22,938,990
	Yellow Roadway Corp.(a)	339,100	17,941,781
			191,466,880

	Information Technology - 1.78%
	NCR Corp.(a)	545,700	18,941,247

	Materials - 26.40%
	AK Steel Holding Corp.(a)	1,305,400	12,035,788
	Carpenter Technology	323,100	20,238,984
	Cleveland-Cliffs, Inc.	363,700	26,444,627
	Commercial Metals Co.	747,200	21,474,528
	Consol Energy, Inc.	460,200	30,999,072
	Georgia Gulf Corp.	379,300	12,035,189
	Ipsco, Inc.(b)	395,200	21,242,000
	Lyondell Chemical Co.	653,200	18,250,408
	Nova Chemicals Corp.(b)	399,400	13,979,000
	Novamerican Steel, Inc.(a)(b)	336,400	11,020,464
	Nucor Corp.	360,900	20,011,905
	Oregon Steel Mills, Inc.(a)	931,000	20,677,510
	Terra Industries, Inc.(a)	2,127,200	17,868,480
	Texas Industries, Inc.	302,800	22,295,164
	WR Grace & Co.(a)	1,387,900	11,602,844
			280,175,963

	Utilities - 1.73%
	Reliant Energy, Inc.(a)	1,383,800	18,349,188

	Total Common Stocks (Cost $884,114,146)		1,051,332,947

		Principal
		Amount	Value
	SHORT-TERM OBLIGATIONS - 1.01%
	Discount Notes - 1.01%
	Federal Home Loan Bank Discount Note, 3.0500%, due 08/01/2005	$10,706,000	$10,706,000
	Total Discount Notes (Cost $10,706,000)		10,706,000
	Variable Rate Demand Notes# - 0.00%
	American Family Financial Services, Inc., 3.0291%	2,555	2,555
	Wisconsin Corporate Central Credit Union, 3.1500%	2,555	2,555
	Total Variable Rate Demand Notes (Cost $5,110)		5,110
	Total Short-Term Obligations (Cost $10,711,110)		10,711,110
	Total Investments - 100.06% (Cost $894,825,256)		1,062,044,057
	Other Liabilities and Assets, Net - (0.06%)		(677,624)
	NET ASSETS - 100%		$1,061,366,433

(a)	Non-income producing security
(b)	Foreign denominated security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change
	periodically on specified dates. The rates listed are as of July 31, 2005.

Hennessy Focus 30 Fund
SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)
	Number
	of Shares	Value
COMMON STOCKS - 94.49%
Consumer Discretionary - 27.42%
The Black & Decker Corp.	24,700	$2,230,657
Brunswick Corp.	42,900	1,997,424
Circuit City Stores, Inc.	125,700	2,294,025
Dick's Sporting Goods, Inc.(a)	52,500	2,085,300
The Goodyear Tire & Rubber Co.(a)	170,500	2,968,405
Penn National Gaming, Inc.(a)	92,700	3,314,025
Pulte Homes, Inc.	29,200	2,733,704
Quiksilver, Inc.(a)	141,100	2,369,069
Sears Holding Corp.(a)	21,800	3,362,214
		23,354,823

Energy - 30.56%
Amerada Hess Corp.	21,400	2,522,204
Ashland, Inc.	33,600	2,064,720
FMC Technologies, Inc.(a)	56,300	2,040,875
Lone Star Technologies(a)	52,100	2,658,663
Marathon Oil Corp.	7,900	461,044
Maverick Tube Corp.(a)	62,100	2,059,857
Premcor, Inc.	49,300	3,778,352
Sunoco, Inc.	26,300	3,306,699
Tesoro Petroleum Corp.	63,900	3,081,258
Valero Energy Corp.	48,900	4,047,942
		26,021,614

Industrials - 10.67%
Hughes Supply, Inc.	60,600	1,722,252
Joy Global, Inc.	85,000	3,490,950
Ryder System, Inc.	40,200	1,567,398
Terex Corp.(a)	47,700	2,309,634
		9,090,234

Information Technology - 3.00%
Harris Corp.	68,800	2,550,416

Materials - 15.72%
Lyondell Chemical Co.	90,100	2,517,394
Massey Energy Co.	64,700	2,798,275
Nucor Corp.	41,400	2,295,630
Peabody Energy Corp.	62,600	4,115,324
Steel Dynamics, Inc.	51,600	1,659,456
		13,386,079

Utilities - 7.12%
Allegheny Energy, Inc.(a)	118,100	$3,365,850
Sierra Pacific Resources(a)	208,100	2,701,138
		6,066,988

Total Common Stocks (Cost $58,210,891)		80,470,154

	Principal
	Amount	Value
SHORT-TERM OBLIGATIONS - 4.45%
Discount Notes - 4.38%
Federal Home Loan Bank Discount Note, 3.0500%, due 08/01/2005	$3,728,000	$3,728,000
Total Discount Notes (Cost $3,728,000)		3,728,000
Variable Rate Demand Notes# - 0.07%
American Family Financial Services, Inc., 3.0291%	29,465	29,465
Wisconsin Corporate Central Credit Union, 3.1500%	29,482	29,482
Total Variable Rate Demand Notes (Cost $58,947)		58,947
Total Short-Term Obligations (Cost $3,786,947)		3,786,947
Total Investments - 98.94% (Cost $61,997,838)		84,257,101
Other Assets and Liabilities, Net - 1.06%		903,424
NET ASSETS - 100%		$85,160,525

(a) Non-income producing security
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of July 31, 2005.

Hennessy Cornerstone Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

		Number
		of Shares	Value
	COMMON STOCKS - 97.66%
	Consumer Discretionary - 6.09%
	Ford Motor Co.	261,000	$2,803,140
	General Motors Corp.	96,800	3,564,176
	The May Department Stores Co.	130,500	5,357,025
			11,724,341

	Consumer Staples - 12.73%
	Albertson's, Inc.	158,200	3,371,242
	Altria Group, Inc.	61,500	4,118,040
	ConAgra Foods, Inc.	134,600	3,056,766
	General Mills, Inc.	77,000	3,649,800
	HJ Heinz Co.	97,800	3,597,084
	Kimberly-Clark Corp.	57,600	3,672,576
	Sara Lee Corp.	153,100	3,051,283
			24,516,791

	Energy - 12.24%
	BP PLC - ADR(b)	63,300	4,170,204
	ChevronTexaco Corp.	70,400	4,083,904
	Kerr-McGee Corp.	63,500	5,093,335
	Marathon Oil Corp.	101,000	5,894,360
	Total SA ADR(b)	34,700	4,337,500
			23,579,303

	Financials - 31.72%
	AON Corp.	162,500	4,134,000
	Bank of America Corp.	81,600	3,557,760
	BB&T Corp.	87,600	3,663,432
	Citigroup, Inc.	79,700	3,466,950
	Fannie Mae	53,100	2,966,166
	HSBC Holdings PLC ADR(b)	44,200	3,579,758
	J.P. Morgan Chase & Co.	96,500	3,391,010
	Lincoln National Corp.	78,400	3,786,720
	Marsh & McLennan Companies, Inc.	118,600	3,435,842
	National City Corp.	100,900	3,724,219
	PNC Financial Services Group	67,500	3,700,350
	Regions Financial Corp.	106,300	3,575,932
	US Bancorp	125,800	3,781,548
	Wachovia Corp.	68,600	3,456,068
	Washington Mutual, Inc.	90,400	3,840,192
	Wells Fargo & Co.	59,400	3,643,596
	XL Capital Ltd.(b)	47,100	3,382,722
			61,086,265

	Health Care - 7.83%
	Bristol-Myers Squibb Co.	153,700	$3,839,426
	Eli Lilly & Co.	65,600	3,694,592
	Merck & Co., Inc.	126,200	3,919,772
	Pfizer, Inc.	136,800	3,625,200
			15,078,990

	Industrials - 3.95%
	Pitney Bowes, Inc.	82,700	3,686,766
	RR Donnelley & Sons Co.	108,800	3,922,240
			7,609,006

	Materials - 11.44%
	Cemex S.A. de C.V. - ADR(b)	110,100	5,192,316
	The Dow Chemical Co.	76,300	3,658,585
	E.I. du Pont de Nemours & Co.	78,800	3,363,184
	International Paper Co.	91,000	2,875,600
	MeadWestvaco Corp.	113,900	3,328,158
	PPG Industries, Inc.	55,700	3,622,171
			22,040,014

	Telecommunication Services - 11.66%
	Alltel Corp.	63,000	4,189,500
	AT&T Corp.	196,600	3,892,680
	BellSouth Corp.	130,000	3,588,000
	SBC Communications, Inc.	144,000	3,520,800
	Telefonica de Argentina SA(a)+^Ω	25,800	258
	Telefonos de Mexico SA de CV - ADR(b)	215,700	4,156,539
	Verizon Communications, Inc.	91,100	3,118,353
			22,466,130

	Total Common Stocks (Cost $179,818,486)		188,100,840

		Principal
		Amount	Value
	SHORT-TERM OBLIGATIONS - 2.20%
	Discount Notes - 2.16%
	Federal Home Loan Bank Discount Note, 3.0500%, due 08/01/2005	$4,166,000	$4,166,000
	Total Discount Notes (Cost $4,166,000)		4,166,000
	Variable Rate Demand Notes# - 0.04%
	American Family Financial Services, Inc., 3.0291%	35,735	35,735
	Wisconsin Corporate Central Credit Union, 3.1500%	35,734	35,734
	Total Variable Rate Demand Notes (Cost $71,469)		71,469
	Total Short-Term Obligations (Cost $4,237,469)		4,237,469
	Total Investments - 99.86% (Cost $184,055,955)		192,338,309
	Other Assets and Liabilities, Net - 0.14%		259,970
	NET ASSETS - 100%		$192,598,279

(a)	Non-income producing security
(b)	Foreign denominated security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates
	change periodically on specified dates. The rates listed are as of July 31, 2005.
+	All or a portion of this security is out on loan at July 31, 2005.
^	Security is fair valued.
Ω	Security is collateralized by $135,800 in cash.
ADR	American Depository Receipts

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Mutual Funds, Inc.

By (Signature and Title) /s/Neil J. Hennessy
Neil J. Hennessy, President

Date 9/26/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy
President (Principal Executive Officer)

Date 9/26/2005

By (Signature and Title)* /s/Teresa M. Nilsen
Teresa M. Nilsen
Executive Vice President and Treasurer
(Principal Executive Officer)

Date 9/26/2005